Revenues (Tables)	6 Months Ended
Feb. 28, 2026
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	Three-month	Three-month	Six-month	Six-month
	period ended	period ended	period ended	period ended
	February 28,	February 28,	February 28,	February 28,
	2026	2025	2026	2025
	$	$	$	$
Sales of boats	12,689,412	48,788	27,386,788	112,541
Sales of parts and boat maintenance	1,719,338	7,303	2,657,852	29,760
Boat rental and boat club membership revenue	37,833	18,918	94,787	34,918
Sale of powertrain systems	84,901	—	84,901	—
	14,531,484	75,009	30,224,328	177,219